World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2015

Dates Covered
Collections Period	06/01/15 - 06/30/15
Interest Accrual Period	06/15/15 - 07/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/15	375,936,088.99	22,696
Yield Supplement Overcollateralization Amount at 05/31/15	10,677,461.25	0
Receivables Balance at 05/31/15	386,613,550.24	22,696
Principal Payments	17,069,512.27	513
Defaulted Receivables	882,418.86	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/15	9,969,174.56	0
Pool Balance at 06/30/15	358,692,444.55	22,140

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	46.58%

Prepayment ABS Speed	1.67%

Overcollateralization Target Amount	16,141,160.00
Actual Overcollateralization	16,141,160.00

Weighted Average APR	3.34%
Weighted Average APR, Yield Adjusted	5.04%
Weighted Average Remaining Term	44.28

Delinquent Receivables:
Past Due 31-60 days	6,547,970.72	333
Past Due 61-90 days	1,672,012.49	88
Past Due 91 + days	192,425.09	16
Total	8,412,408.30	437

Total 31+ Delinquent as % Ending Pool Balance	2.35%

Recoveries	610,301.54

Aggregate Net Losses/(Gains) - June 2015	272,117.32
Current Net Loss Ratio (Annualized)	0.84%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.96%

Flow of Funds	$ Amount

Collections	18,805,272.86
Advances	(3,059.36)
Investment Earnings on Cash Accounts	2,272.69
Servicing Fee	(322,177.96)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,482,308.23

Distributions of Available Funds
(1) Class A Interest	282,309.59
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	326,520.44
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,141,160.00
(7) Distribution to Certificateholders	1,709,945.30
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,482,308.23

Servicing Fee	322,177.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 06/15/15	359,018,964.99
Principal Paid	16,467,680.44
Note Balance @ 07/15/15	342,551,284.55

Class A-1
Note Balance @ 06/15/15	0.00
Principal Paid	0.00
Note Balance @ 07/15/15	0.00
Note Factor @ 07/15/15	0.0000000%

Class A-2
Note Balance @ 06/15/15	0.00
Principal Paid	0.00
Note Balance @ 07/15/15	0.00
Note Factor @ 07/15/15	0.0000000%

Class A-3
Note Balance @ 06/15/15	233,733,964.99
Principal Paid	16,467,680.44
Note Balance @ 07/15/15	217,266,284.55
Note Factor @ 07/15/15	92.4537381%

Class A-4
Note Balance @ 06/15/15	109,676,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	109,676,000.00
Note Factor @ 07/15/15	100.0000000%

Class B
Note Balance @ 06/15/15	15,609,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	15,609,000.00
Note Factor @ 07/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	304,682.49
Total Principal Paid	16,467,680.44
Total Paid	16,772,362.93

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	161,665.99
Principal Paid	16,467,680.44
Total Paid to A-3 Holders	16,629,346.43

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4093627
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.1255036
Total Distribution Amount	22.5348663

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6879404
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	70.0752359
Total A-3 Distribution Amount	70.7631763

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	19.83
Noteholders' Principal Distributable Amount	980.17

Account Balances	$ Amount

Advances
Balance as of 05/31/15	72,608.67
Balance as of 06/30/15	69,549.31
Change	(3,059.36)

Reserve Account
Balance as of 06/15/15	1,903,544.61
Investment Earnings	234.69
Investment Earnings Paid	(234.69)
Deposit/(Withdrawal)	-
Balance as of 07/15/15	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61